Acquisitions - Purchase Price at the Date of Acquisition (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Business Acquisition [Line Items]
Net cash paid at acquisition		$ 83,067	$ 80,503	$ 40,015
Redstone Aerospace Corporation
Business Acquisition [Line Items]
Net cash paid at acquisition	$ 27,959
Fair value of cash earnout arrangement	1,776
Purchase price	$ 29,735